INCOME TAX - Reconciliation of federal income tax rate (Details)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	0.00%
Business combination expense						(33.19%)
Change in fair value of warrants					0.00%	12.38%
Transaction costs incurred in connection with warrant liabilities					0.00%
Valuation allowance					(21.00%)	(0.19%)
Income tax provision					0.00%	0.00%